Revenue Contract Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Summary of Significant Changes in Deferred Revenue Liability Balances

Significant changes in our Deferred Revenue liability balances during the period ended September 30, 2023 were as follows:

Deferred Revenue
Balance as of December 31, 2022	$3,200,664
Revenue Recognized	(3,191,044)
Amounts Collected or invoiced	4,363,188
Balance as of September 30, 2023	$4,372,808

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2022 were as follows:

Deferred Revenue
Balance as of December 31, 2021	$1,995,090
Revenue Recognized	(1,995,090)
Amounts Collected or invoiced	3,200,664
Balance as of December 31, 2022	$3,200,664